Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Trademarks
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P4Y
Licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P3Y
Licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P14Y
Subscriber lists | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P4Y
Subscriber lists | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P10Y
Other intangible assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P3Y
Other intangible assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	P20Y